Consolidated Statements Of Deficit (USD $) In Millions, unless otherwise specified	12 Months Ended													12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Total Unisys Corporation	Dec. 31, 2012 Total Unisys Corporation	Dec. 31, 2011 Total Unisys Corporation	Dec. 31, 2011 Preferred Stock	Dec. 31, 2013 Preferred Stock	Dec. 31, 2012 Preferred Stock	Dec. 31, 2013 Common Stock Par Value	Dec. 31, 2012 Common Stock Par Value	Dec. 31, 2011 Common Stock Par Value	Dec. 31, 2010 Common Stock Par Value	Dec. 31, 2013 Accumulated Deficit	Dec. 31, 2012 Accumulated Deficit	Dec. 31, 2011 Accumulated Deficit	Dec. 31, 2013 Treasury Stock At Cost	Dec. 31, 2012 Treasury Stock At Cost	Dec. 31, 2011 Treasury Stock At Cost	Dec. 31, 2013 Paid-in Capital	Dec. 31, 2012 Paid-in Capital	Dec. 31, 2011 Paid-in Capital	Dec. 31, 2013 Accumulated Other Comprehensive Loss	Dec. 31, 2012 Accumulated Other Comprehensive Loss	Dec. 31, 2011 Accumulated Other Comprehensive Loss	Dec. 31, 2013 Non- controlling Interests	Dec. 31, 2012 Non- controlling Interests	Dec. 31, 2011 Non- controlling Interests
Beginning Balance	$ (1,588.7)	$ (1,311.0)	$ (933.8)	$ (1,600.2)	$ (1,318.1)	$ (937.3)		$ 249.7	$ 249.7	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ (1,891.0)	$ (2,036.6)	$ (2,170.6)	$ (48.8)	$ (48.1)	$ (46.0)	$ 4,223.1	$ 4,217.4	$ 4,207.2	$ (4,133.6)	$ (3,700.9)	$ (2,928.3)	$ 11.5	$ 7.1	$ 3.5
Consolidated net income	120.1	156.8	141.2	108.5	145.6	134.0								108.5	145.6	134.0										11.6	11.2	7.2
Stock-based compensation	14.8	21.2	24.3	14.8	21.2	24.3											(1.9)	(0.7)	(2.1)	16.7	21.9	26.4
Sale of preferred stock, net of expenses			249.7			249.7	249.7
Dividends declared to preferred holders	(12.1)	(16.2)	(16.2)	(12.1)	(16.2)	(16.2)														(12.1)	(16.2)	(16.2)
Dividends declared to noncontrolling interests		(3.5)	(1.4)																								(3.5)	(1.4)
Common stock repurchases	(11.7)			(11.7)													(11.7)
Sale of subsidiary		(1.4)																									(1.4)
Translation adjustments	(40.1)	17.7	(46.3)	(42.5)	14.8	(44.9)																	(42.5)	14.8	(44.9)	2.4	2.9	(1.4)
Postretirement plans	853.8	(452.3)	(728.5)	842.7	(447.5)	(727.7)																	842.7	(447.5)	(727.7)	11.1	(4.8)	(0.8)
Ending Balance	$ (663.9)	$ (1,588.7)	$ (1,311.0)	$ (700.5)	$ (1,600.2)	$ (1,318.1)	$ 249.7	$ 249.7	$ 249.7	$ 0.4	$ 0.4	$ 0.4	$ 0.4	$ (1,782.5)	$ (1,891.0)	$ (2,036.6)	$ (62.4)	$ (48.8)	$ (48.1)	$ 4,227.7	$ 4,223.1	$ 4,217.4	$ (3,333.4)	$ (4,133.6)	$ (3,700.9)	$ 36.6	$ 11.5	$ 7.1